Note 17 - Consolidated Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Quarterly Financial Information [Table Text Block]
	Quarters Ended
2012	Mar. 31	Jun. 30	Sept. 30	Dec. 31

Total interest income	$10,665	$9,657	$9,405	$9,274
Total interest expense	1,753	1,604	1,538	1,451
Net interest income	8,912	8,053	7,867	7,823
Provision for loan losses(1)	1,316	524	1,183	(1,440)
Noninterest income	3,479	1,974	1,674	1,356
Noninterest expense	7,332	7,162	6,957	8,290
Net income	2,622	1,719	1,107	1,604

Earnings per share	$0.65	$0.43	$0.27	$.40

2011
Total interest income	$12,025	$10,817	$10,693	$10,505
Total interest expense	2,822	2,663	2,509	2,175
Net interest income	9,203	8,154	8,184	8,330
Provision for loan losses(2)	2,944	759	1,152	41
Noninterest income	3,659	1,687	1,058	818
Noninterest expense	7,098	6,981	7,001	7,219
Net income	2,033	1,555	886	1,361

Earnings per share	$0.51	$0.39	$0.22	$0.34

2010
Total interest income	$12,228	$11,599	$11,438	$11,249
Total interest expense	3,619	3,421	3,328	3,179
Net interest income	8,609	8,178	8,110	8,070
Provision for loan losses(3)	921	721	2,225	2,004
Noninterest income	1,865	1,524	1,382	1,383
Noninterest expense	6,881	6,976	6,863	5,923
Net income	1,906	1,471	421	1,298

Earnings per share	$0.48	$0.37	$.10	$0.33